Angel Oak Mortgage Trust 2019-5 ABS-15G

Exhibit 99.12

Client Name:	Angel Oak
Client Project Name:	AOMT 2019-5
Start - End Dates:	2/15/2019 - 4/26/2019
Deal Loan Count:	10

Loan Level Tape Compare Upload
Loans in Report	10

Loan Number	Borrower Last Name	Field	Reviewer Data	Tape Data
400001010	XXXXXXX	Origination Date	XXXXXXX	XXXXXXX
400001001	XXXXXXX	ATR/QM Status	QM: Rebuttable Presumption	QM: Safe Harbor
400001005	XXXXXXX	Debt to Income Ratio (Back)	XXXXXXX	XXXXXXX
400001005	XXXXXXX	Debt to Income Ratio (Front)	XXXXXXX	XXXXXXX
400001005	XXXXXXX	Property Type	Detached PUD	SFR
400001005	XXXXXXX	Representative Credit Score for Grading	XXXXXXX	XXXXXXX
400001006	XXXXXXX	County Name	XXXXXXX	XXXXXXX
400001006	XXXXXXX	Debt to Income Ratio (Back)	XXXXXXX	XXXXXXX
400001007	XXXXXXX	Representative Credit Score for Grading	XXXXXXX	XXXXXXX

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